Note 10. Common Stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Apr. 11, 2016	Oct. 31, 2015	Apr. 30, 2015
Sale of Stock, Number of Shares Issued in Transaction		100,000
Sale of Stock, Price Per Share								$ 1.00		$ 1.00	$ 1.25	$ 1.00
Independent directors
Stock Issued During Period, Shares, Issued for Services	3,192				4,652		9,414	25,357
Issuance of Stock and Warrants for Services or Claims	$ 3,000				$ 4,000
Stock Issued During Period, Value, Issued for Services							$ 13,000	$ 26,500
Strategic Asset Management, Inc.
Stock Issued During Period, Shares, Issued for Services									300,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost									$ 421,300
Issuance of Stock and Warrants for Services or Claims		$ 0		$ 91,100	0	$ 125,200
Dynasty Wealth, Inc.
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost								$ 460,700
Issuance of Stock and Warrants for Services or Claims		0		115,200	0	230,400
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued								350,000
Global IR Group, Inc
Stock Issued During Period, Shares, Issued for Services								100,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost								$ 165,000
Issuance of Stock and Warrants for Services or Claims		0		105,000	0	146,200
Financial Genetics, LLC
Stock Issued During Period, Shares, Issued for Services							100,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost							$ 100,000
Issuance of Stock and Warrants for Services or Claims		$ 25,000		0	50,000	0
Arrowroot Partners, LLC
Stock Issued During Period, Shares, Issued for Services			15,460
Stock Issued During Period, Value, Issued for Services			$ 15,000
M & T Business Consultants, Inc.
Stock Issued During Period, Shares, Issued for Services		325,000	50,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost			$ 43,000
Issuance of Stock and Warrants for Services or Claims		$ 9,214		0	43,000	0
Stock Issued During Period, Value, Issued for Services			$ 43,000
Triumph Investor Relations, Inc.
Stock Issued During Period, Shares, Issued for Services		75,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost		$ 72,750
Issuance of Stock and Warrants for Services or Claims		18,188		0
M & T Business Consultants, Inc. 2
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost		292,500
Issuance of Stock and Warrants for Services or Claims		$ 9,538		$ 0	$ 9,538	$ 0